United States Securities
                                      Securities and Exchange Commission
                                           Washington, D.C. 20549

                                                 Form 13F
                                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Quantitative Investment Advisors, Inc.
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Address:              55 Old Bedford Road
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                      Lincoln, MA  01773


Form 13F File Number:                  28- 4108
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:                 Elizabeth A. Watson
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Title:                Executive Vice President
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Phone:                (781) 259-1144
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Signature, Place, and Date of Signing;

/s/Elizabeth A. Watson             Lincoln, MA                    May 12, 2005
-------------------------       --------------------------      --------------
[Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[    ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                  Name

28 - 05386                              Columbia Partners, LLC, Investment Management
-------------------------         -----------------------------------------------
28 - 00399                              State Street Boston Corp.
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